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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/10

*	Funds included are: Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen International Advantage Fund
(formerly known as Van Kampen International Advantage Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-INTA-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.2%
Australia 3.0%
Computershare Ltd.	223,081	$2,041,083

Bermuda 9.8%
Axis Capital Holdings Ltd.	76,344	2,320,858
China Yurun Food Group Ltd.	559,000	1,476,746
Li & Fung Ltd.	624,000	2,769,964

		6,567,568

Brazil 1.6%
Cielo SA	123,200	1,043,728

China 1.7%
China Shenhua Energy Co., Ltd.	287,000	1,144,272

Finland 1.5%
Vacon Oyj	26,554	1,001,976

France 5.6%
Ipsen SA	35,359	1,476,431
Sodexo	41,125	2,308,951

		3,785,382

Germany 11.5%
Fresenius Medical Care AG & Co. KGaA	60,515	3,015,178
United Internet AG (a)	180,996	2,297,412
Wirecard AG	235,617	2,407,692

		7,720,282

Ireland 3.5%
ICON PLC — ADR (a)	83,700	2,328,534

Israel 5.3%
Strauss Group Ltd.	100,208	1,463,339
Teva Pharmaceutical Industries Ltd. — ADR	38,368	2,103,334

		3,566,673

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan 10.7%
DAITO Trust Construction Co., Ltd.	54,400	$2,737,858
EPS Co., Ltd.	792	1,840,642
Unicharm Petcare Corp.	62,800	2,623,615

		7,202,115

Jersey Channel Islands 3.2%
Shire Ltd	105,242	2,159,622

Mexico 2.6%
Fomento Economico Mexicano SA de CV, Class B — ADR	41,650	1,756,797

Netherlands 3.2%
QIAGEN NV (a)	103,390	2,179,461

Republic of Korea (South Korea) 2.3%
NHN Corp. (a)	10,728	1,543,874

South Africa 2.4%
Aspen Pharmacare Holdings Ltd. (a)	151,176	1,586,764

Spain 5.7%
Banco Santander SA	181,561	1,842,751
Telefonica SA	102,216	1,958,077

		3,800,828

Thailand 2.3%
Kasikornbank Public Co., Ltd. — NVDR	577,400	1,511,628

United Kingdom 18.0%
Intertek Group PLC	150,009	3,077,599
Man Group PLC	380,510	1,275,393
SABMiller PLC	88,089	2,478,971
Standard Chartered PLC	124,769	2,946,474
Telecity Group PLC (a)	419,900	2,321,141

		12,099,578

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States 3.3%
NII Holdings, Inc., Class B (a)	59,788	$2,180,469

Total Long-Term Investments 97.2% (Cost $61,006,529)		65,220,634

Repurchase Agreements 2.6%
Banc of America Securities ($671,190 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $671,204)		671,190
JPMorgan Chase & Co. ($1,030,114 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,030,136)		1,030,114
State Street Bank & Trust Co. ($67,696 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $67,696)		67,696

Total Repurchase Agreements 2.6% (Cost $1,769,000)		1,769,000

Total Investments 99.8% (Cost $62,775,529)		66,989,634

Other Assets in Excess of Liabilities 0.2%		157,827

Net Assets 100.0%		$67,147,461

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $51,307,453.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuation may be adjusted to reflect the estimated fair value as of close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standard Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investment	Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position

Common Stocks
Asset Management & Custody Banks	$—	$1,275,393	$—	$1,275,393	1.9%

Brewers	—	2,478,971	—	2,478,971	3.7
Coal & Consumable Fuels	—	1,144,272	—	1,144,272	1.7
Data Processing & Outsourced Services	1,043,728	2,041,083	—	3,084,811	4.6

Distributors	—	2,769,964	—	2,769,964	4.1

Diversified Banks	—	6,300,853	—	6,300,853	9.4
Diversified Commercial & Professional Services	—	5,485,291	—	5,485,291	8.2
Electrical Components & Equipment	—	1,001,976	—	1,001,976	1.5

Health Care Services	—	3,015,178	—	3,015,178	4.5

Homebuilding	—	2,737,858	—	2,737,858	4.1
Integrated Telecommunication Services	—	1,958,077	—	1,958,077	2.9
Internet Software & Services	—	6,162,427	—	6,162,427	9.2
Life Sciences Tools & Services	4,507,995	1,840,642	—	6,348,637	9.4
Packaged Foods & Meats	—	5,563,700	—	5,563,700	8.3

Pharmaceuticals	2,103,334	5,222,817	—	7,326,151	10.9
Property & Casualty Insurance	2,320,858	—	—	2,320,858	3.5

Restaurants	—	2,308,951	—	2,308,951	3.4
Soft Drinks	1,756,797	—	—	1,756,797	2.6
Wireless Telecommunication Services	2,180,469	—	—	2,180,469	3.3

Repurchase Agreements	—	1,769,000	—	1,769,000	2.6

Total Investments in an Asset Position	$13,913,181	$53,076,453	$—	$66,989,634	99.8%

Invesco Van Kampen International Advantage Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Invesco Van Kampen International Growth Fund
(formerly known as Van Kampen International Growth Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-INTG-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.2%
Australia 4.7%
BHP Billiton Ltd.	467,592	$15,188,683
CSL Ltd.	380,852	10,150,288
Westpac Banking Corp.	614,566	12,068,641

		37,407,612

Austria 1.3%
Vienna Insurance Group	250,819	10,454,072

Belgium 2.2%
Anheuser-Busch InBev NV	216,043	10,334,545
Groupe Bruxelles Lambert SA	104,371	7,515,109

		17,849,654

Bermuda 1.5%
Li & Fung Ltd.	2,708,000	12,020,935

Brazil 1.2%
Petroleo Brasileiro SA — ADR	308,000	9,538,760

Canada 2.6%
Cameco Corp.	453,768	11,072,560
EnCana Corp.	317,285	9,777,226

		20,849,786

Cayman Islands 1.4%
Tencent Holdings Ltd.	573,448	10,915,772

China 2.7%
China Construction Bank Corp., Class H	13,394,072	10,721,885
China Resources Power Holdings Co., Ltd.	5,218,024	10,586,936

		21,308,821

Denmark 2.3%
Novo Nordisk A/S, Class B	156,556	12,036,263
Vestas Wind Systems A/S (a)	132,619	6,318,546

		18,354,809

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Egypt 1.0%
Orascom Construction Industries — GDR	181,415	$7,601,848

Finland 1.7%
Fortum Oyj	599,182	13,511,592

France 5.9%
AXA SA	508,921	8,355,394
BNP Paribas	271,227	15,376,764
LVMH Moet Hennessy Louis Vuitton SA	110,899	11,643,628
Total SA	261,460	12,195,205

		47,570,991

Germany 4.3%
Bayer AG	143,604	8,021,004
Deutsche Bank AG	188,578	11,182,998
Linde AG	146,777	14,998,842

		34,202,844

Greece 1.3%
Coca-Cola Hellenic Bottling Co., SA	465,626	10,192,804

India 1.2%
Reliance Industries Ltd.	440,688	9,792,545

Ireland 1.5%
Ryanair Holdings PLC — ADR (a)	503,070	11,842,268

Israel 1.9%
Teva Pharmaceutical Industries Ltd. — ADR	282,044	15,461,652

Italy 1.1%
ENI SpA	485,380	9,114,753

Japan 17.2%
Fast Retailing Co., Ltd.	66,114	9,303,355
Honda Motor Co., Ltd.	292,847	8,894,992
Jupiter Telecommunications Co., Ltd.	7,872	7,513,878

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Komatsu Ltd.	577,945	$10,858,503
Kurita Water Industries Ltd.	356,200	9,226,528
Nidec Corp.	150,602	13,694,328
Nippon Electric Glass Co., Ltd.	1,020,889	13,122,343
Nitori Co., Ltd.	136,000	10,794,491
Rakuten, Inc.	16,122	11,283,894
Shin-Etsu Chemical Co., Ltd.	227,513	11,471,354
Shionogi & Co., Ltd.	454,122	8,016,349
Sony Financial Holdings, Inc.	3,507	11,804,365
Stanley Electric Co., Ltd.	640,661	11,810,023

		137,794,403

Luxembourg 2.9%
ArcelorMittal	380,757	11,472,186
Millicom International Cellular SA	147,851	11,817,731

		23,289,917

Mexico 1.5%
America Movil SAB de CV — ADR	250,265	11,847,545

Norway 1.2%
Storebrand ASA (a)	1,733,898	9,349,118

Portugal 1.2%
Jeronimo Martins SGPS SA	1,048,965	9,607,897

Republic of Korea (South Korea) 1.5%
Celltrion, Inc. (a)	691,423	12,011,056

Singapore 3.5%
DBS Group Holdings Ltd.	1,749,004	17,158,737
Keppel Corp., Ltd.	1,759,499	10,940,063

		28,098,800

Spain 3.4%
Banco Santander SA	913,458	9,271,127

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	184,173	$10,262,371
Red Electrica Corp. SA	200,861	7,918,761

		27,452,259

Sweden 2.5%
Investor AB, Class B	609,037	9,796,358
Tele2 AB, Class B	718,014	10,463,949

		20,260,307

Switzerland 8.0%
Adecco SA	218,995	10,578,372
Nestle SA	395,470	17,853,518
Roche Holding AG	97,376	13,351,919
SGS SA	10,071	12,678,058
Syngenta AG	42,111	9,304,228

		63,766,095

United Kingdom 16.5%
Aggreko PLC	695,179	12,675,365
Autonomy Corp. PLC (a)	439,422	11,099,471
Cobham PLC	3,278,194	10,933,348
Prudential PLC	1,307,724	10,211,506
Reckitt Benckiser PLC	333,352	15,612,663
SABMiller PLC	450,506	12,677,986
Smith & Nephew PLC	1,218,982	11,030,376
Standard Chartered PLC	641,012	15,137,776
Tesco PLC	2,079,102	12,357,198
Vedanta Resources PLC	302,152	10,065,739
Vodafone Group PLC	5,111,157	10,234,769

		132,036,197

Total Long-Term Investments 99.2% (Cost $793,303,869)		793,505,112

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 0.1%
Banc of America Securities ($277,354 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $277,360)	$277,354
JPMorgan Chase & Co. ($425,672 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $425,681)	425,672
State Street Bank & Trust Co. ($27,974 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $27,974)	27,974

Total Repurchase Agreements 0.1% (Cost $731,000)	731,000

Total Investments 99.3% (Cost $794,034,869)	794,236,112
Foreign Currency 0.2% (Cost $1,766,781)	1,765,167
Other Assets in Excess of Liabilities 0.5%	4,194,541

Net Assets 100.0%	$800,195,820

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $712,147,371.
(a) Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Forward foreign currency contracts are valued using quoted foreign exchange rates.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position:
Common Stocks
Diversified Banks	$—	$79,734,930	$—	$79,734,930	10.0%
Pharmaceuticals	15,461,652	45,415,587	—	60,877,239	7.6
Wireless Telecommunication Services	23,665,275	10,234,769	—	33,900,044	4.2
Life & Health Insurance	—	31,364,988	—	31,364,988	3.9
Integrated Oil & Gas	9,538,760	21,309,957	—	30,848,717	3.9
Electronic Equipment Manufacturers	—	26,816,672	—	26,816,672	3.3
Diversified Commercial & Professional Services	—	25,353,423	—	25,353,423	3.2
Diversified Metals & Mining	—	25,254,422	—	25,254,422	3.2
Brewers	—	23,012,530	—	23,012,530	2.9
Food Retail	—	21,965,095	—	21,965,095	2.7
Electric Utilities	—	21,430,354	—	21,430,354	2.7
Apparel Retail	—	19,565,726	—	19,565,726	2.4
Multi-Line Insurance	—	18,809,466	—	18,809,466	2.3
Integrated Telecommunication Services	—	17,977,827	—	17,977,827	2.2
Packaged Foods & Meats	—	17,853,518	—	17,853,518	2.2
Multi-Sector Holdings	—	17,311,467	—	17,311,467	2.2
Household Products	—	15,612,663	—	15,612,663	1.9
Industrial Gases	—	14,998,842	—	14,998,842	1.9
Distributors	—	12,020,935	—	12,020,935	1.5
Airlines	11,842,268	—	—	11,842,268	1.5
Auto Parts & Equipment	—	11,810,023	—	11,810,023	1.5
Apparel, Accessories & Luxury Goods	—	11,463,629	—	11,463,629	1.5
Steel	—	11,472,186	—	11,472,186	1.4

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Inputs	Inputs	Total	Assets

Common Stocks (continued)
Specialty Chemicals	$—	$11,471,354	$—	$11,471,354	1.4%
Internet Retail	—	11,283,894	—	11,283,894	1.4
Diversified Capital Markets	—	11,182,998	—	11,182,998	1.4
Application Software	—	11,099,472	—	11,099,472	1.4
Coal & Consumable Fuels	11,072,560	—	—	11,072,560	1.4
Health Care Equipment	—	11,030,376	—	11,030,376	1.4
Industrial Conglomerates	—	10,940,063	—	10,940,063	1.4
Aerospace & Defense	—	10,933,348	—	10,933,348	1.4
Internet Software & Services	—	10,915,772	—	10,915,772	1.4
Construction & Farm Machinery & Heavy Trucks	—	10,858,503	—	10,858,503	1.4
Home Furnishing Retail	—	10,794,491	—	10,794,491	1.3
Independent Power Producers & Energy Traders	—	10,586,936	—	10,586,936	1.3
Human Resource & Employment Services	—	10,578,372	—	10,578,372	1.3
Soft Drinks	—	10,192,804	—	10,192,804	1.3
Biotechnology	—	10,150,288	—	10,150,288	1.3
Oil & Gas Refining & Marketing	—	9,792,545	—	9,792,545	1.2
Oil & Gas Exploration & Production	9,777,226	—	—	9,777,226	1.2
Fertilizers & Agricultural Chemicals	—	9,304,228	—	9,304,228	1.2
Industrial Machinery	—	9,226,528	—	9,226,528	1.2
Automobile Manufacturers	—	8,894,992	—	8,894,992	1.1
Diversified Chemicals	—	8,021,004	—	8,021,004	1.0
Construction & Engineering	—	7,601,848	—	7,601,848	0.9
Heavy Electrical Equipment	—	6,318,546	—	6,318,546	0.8
Repurchase Agreements	—	731,000	—	731,000	0.1

Total Investments in an Asset Position	$81,357,741	$712,878,371	$—	$794,236,112	99.3%

Invesco Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.